Supplement dated July 27, 2022
to the Prospectus of Ameriprise Certificates
(April 27, 2022) S-6000 AV (4/22)
This Supplement supersedes the Supplement dated June 22, 2022.
For Ameriprise Stock Market Certificate: Effective for sales on or after August 3, 2022, with the first term beginning on or after August 10, 2022, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 3.30% to 4.30% for the 1 year term, 7.80% to 8.80% for the 2 year term and 13.50% to 14.50% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.50% to 1.50% for the 1 year term, within the range of 1.55% to 2.55% for the 2 year term and within the range of 3.15% to 4.15% for the 3 year term.
The rest of the information on page 3 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after July 27, 2022, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 165 basis points (1.65%) above to 265 basis points (2.65%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 180 basis points (1.80%) above to 280 basis points (2.80%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 195 basis points (1.95%) above to 295 basis points (2.95%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 200 basis points (2.00%) above to 300 basis points (3.00%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 220 basis points (2.20%) above to 320 basis points (3.20%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 230 basis points (2.30%) above to 330 basis points (3.30%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 250 basis points (2.50%) above to 350 basis points (3.50%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 265 basis points (2.65%) above to 365 basis points (3.65%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 165 basis points (1.65%) above to 265 basis points (2.65%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 185 basis points (1.85%) above to 285 basis points (2.85%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 200 basis points (2.00%) above to 300 basis points (3.00%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 205 basis points (2.05%) above to 305 basis points (3.05%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 225 basis points (2.25%) above to 325 basis points (3.25%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 230 basis points (2.30%) above to 330 basis points (3.30%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 250 basis points (2.50%) above to 350 basis points (3.50%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 265 basis points (2.65%) above to 365 basis points (3.65%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 0.31%, our rate in effect for the following week for investment amounts less than $100,000 would be between 2.31% and 3.31% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 180 basis points (1.80%) above to 280 basis points (2.80%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 225 basis points (2.25%) above to 325 basis points (3.25%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 245 basis points (2.45%) above to 345 basis points (3.45%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 255 basis points (2.55%) above to 355 basis points (3.55%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 275 basis points (2.75%) above to 375 basis points (3.75%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 185 basis points (1.85%) above to 285 basis points (2.85%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 230 basis points (2.30%) above to 330 basis points (3.30%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 225 basis points (2.25%) above to 325 basis points (3.25%) above the National Deposit Rate published for 12-month CDs.
S-6000-50 A (7/22)

19 months	Within a range from 250 basis points (2.50%) above to 350 basis points (3.50%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 255 basis points (2.55%) above to 355 basis points (3.55%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 275 basis points (2.75%) above to 375 basis points (3.75%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
This Supplement should be retained for future reference.
S-6000-50 A (7/22)